SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Global Realignment Program
On February 10, 2016, the Company announced its intent to further optimize its global footprint, streamline business processes and reduce selling, general and administrative expense through a global realignment program. The two year realignment program is intended to reduce costs across operating sites and corporate and global functions, in part by making structural changes which will allow the Company to operate more efficiently.